Stockholders' Equity - Schedule of Warrants Exercised (Details) (10 Q) - USD ($)	3 Months Ended
	Mar. 31, 2018	Jun. 30, 2017
Class A [Member]
Warrants Exercised, Shares	812,400
Warrants, Exercise Price	$ 0.25	$ 0.25
Gross Proceeds from Warrants	$ 203,100
Class B [Member]
Warrants Exercised, Shares	14,400
Warrants, Exercise Price	$ 0.38	0.38
Gross Proceeds from Warrants	$ 5,472
Class C [Member]
Warrants Exercised, Shares	12,000
Warrants, Exercise Price	$ 0.50	$ 0.50
Gross Proceeds from Warrants	$ 6,000